UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04870

General New York AMT-Free Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
August 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4%	Rate (%)	Date	Amount ($)		Value ($)
New York - 97.4%
Albany Industrial Development Agency,
Civic Facility Revenue (Albany Medical
Center Hospital Project) (LOC; Bank of
America)	0.67	9/7/16	5,315,000	[a]	5,315,000
Albany Industrial Development Agency,
Civic Facility Revenue (Albany Medical
Center Project) (LOC; Bank of America)	0.67	9/7/16	1,890,000	[a]	1,890,000
Albany Industrial Development Agency,
Civic Facility Revenue (Living
Resources Corporation Project) (LOC;
HSBC Bank USA)	0.61	9/7/16	3,815,000	[a]	3,815,000
Albany Industrial Development Agency,
Civic Facility Revenue (Renaissance
Corporation of Albany Project) (LOC;
M&T Trust)	0.61	9/7/16	2,065,000	[a]	2,065,000
Amherst Industrial Development Agency,
Civic Facility Revenue (Daemen College
Project) (LOC; M&T Trust)	0.61	9/7/16	11,100,000	[a]	11,100,000
Build New York City Resource Corporation,
Revenue (Federation of Protestant
Welfare Agencies, Inc. Project) (LOC; TD
Bank)	0.59	9/7/16	4,975,000	[a]	4,975,000
Columbia County Capital Resource
Corporation,
Civic Facility Revenue (The Columbia
Memorial Hospital Project) (LOC; HSBC
Bank USA)	0.58	9/7/16	4,060,000	[a]	4,060,000
Columbia County Industrial Development
Agency,
Civic Facility Revenue (The Columbia
Memorial Hospital Project) (LOC; HSBC
Bank USA)	0.58	9/7/16	1,360,000	[a]	1,360,000
Connetquot Central School District of Islip,
GO Notes, BAN	1.50	9/2/16	2,050,000		2,050,050
Franklin County Industrial Development
Agency,
Civic Facility Revenue (Trudeau
Institute, Inc. Project) (LOC; HSBC Bank
USA)	0.83	9/7/16	855,000	[a]	855,000
Geneva Industrial Development Agency,
Civic Facility Revenue (The Colleges of
the Seneca Project) (LOC; JPMorgan
Chase Bank)	0.61	9/7/16	9,610,000	[a]	9,610,000
Livingston County Industrial Development
Agency,
Civic Facility Revenue (Red Jacket
Center, Inc./Nicholas H. Noyes
Memorial Hospital Civic Facility) (LOC;
HSBC USA, Inc.)	0.71	9/7/16	1,365,000	[a]	1,365,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 97.4% (continued)
Nassau County Industrial Development
Agency,
Civic Facility Revenue (Saint Mary's
Children and Family Services, Inc.
Project) (LOC; TD Bank)	0.63	9/7/16	465,000	[a]	465,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.59	9/1/16	6,900,000	[a]	6,900,000
New York City,
GO Notes (LOC; Mizuho Bank, Ltd.)	0.60	9/1/16	7,740,000	[a]	7,740,000
New York City,
GO Notes (LOC; Morgan Stanley Bank)	0.65	9/7/16	12,760,000	[a]	12,760,000
New York City,
GO Notes (LOC; U.S. Bank NA)	0.58	9/1/16	2,000,000	[a]	2,000,000
New York City Capital Resource
Corporation,
Revenue (Loan Enhanced Assistance
Program - Cobble Hill Health Center,
Inc. Project) (LOC; Bank of America)	0.71	9/7/16	1,000,000	[a]	1,000,000
New York City Capital Resource
Corporation,
Revenue (Loan Enhanced Assistance
Program - Cobble Hill Health Center,
Inc. Project) LOC; Bank of America)	0.71	9/7/16	9,900,000	[a]	9,900,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Professional
Children's School, Inc. Project) (LOC;
Wells Fargo Bank)	0.61	9/7/16	1,200,000	[a]	1,200,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; California Public
Employees Retirement System)	0.58	9/1/16	2,500,000	[a]	2,500,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; Mizuho Bank, Ltd.)	0.60	9/1/16	10,000,000	[a]	10,000,000
New York City Transitional Finance
Authority,
Future Tax Secured Revenue (LOC;
Morgan Stanley Bank)	0.68	9/1/16	5,000,000	[a]	5,000,000
New York City Transitional Finance
Authority,
Revenue (New York City Recovery)
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.62	9/1/16	1,550,000	[a]	1,550,000
New York State Housing Finance Agency,
Housing Revenue (100 Maiden Lane)
(Liquidity Facility; FNMA and LOC;
FNMA)	0.65	9/7/16	15,175,000	[a]	15,175,000
New York State Housing Finance Agency,
Housing Revenue (505 West 37th
Street) (LOC; Landesbank Hessen-
Thuringen Girozentrale)	0.64	9/1/16	6,850,000	[a]	6,850,000

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 97.4% (continued)
New York State Housing Finance Agency,
Housing Revenue (Baisley Park
Gardens) (LOC; Citibank NA)	0.60	9/7/16	11,465,000	[a]	11,465,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Mohawk Valley
Community College Dormitory
Corporation Project) (LOC; Citibank
NA)	0.65	9/7/16	6,460,000	[a]	6,460,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Mohawk Valley
Network Inc. Obligated Group; Faxton-
Saint Luke's Healthcare) (LOC; Bank of
America)	0.67	9/7/16	5,660,000	[a]	5,660,000
Oneida County Industrial Development
Agency,
Civic Facility Revenue (Saint Elizabeth
Medical Center Facility) (LOC; HSBC
Bank USA)	0.61	9/7/16	8,000,000	[a]	8,000,000
Oswego County Industrial Development
Agency,
Civic Facility Revenue (Springside at
Seneca Hill, Inc. Project) (LOC; M&T
Trust)	0.66	9/7/16	1,435,000	[a]	1,435,000
Putnam County Industrial Development
Agency,
Civic Facility Revenue (United Cerebral
Palsy of Putnam and Southern Dutchess
Project) (LOC; TD Bank)	0.60	9/7/16	5,000,000	[a]	5,000,000
Rensselaer Industrial Development
Agency,
Senior Housing Revenue (Brunswick
Senior Housing Project) (LOC; FHLB)	0.64	9/1/16	2,320,000	[a]	2,320,000
Rockland County Industrial Development
Authority,
Revenue (Northern Manor Multicare
Center, Inc. Project) (LOC; M&T Trust)	0.66	9/7/16	3,440,000	[a]	3,440,000
Tender Option Bond Trust Receipts (Series
2016-XF2344),
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Muncipal Water Finance Authority
Projects)) (Liquidity Facility; Citibank
NA)	0.58	9/7/16	1,800,000[a,b,c]		1,800,000
Tender Option Bond Trust Receipts (Series
2016-ZF0464),
(New York Liberty Development
Corporation, Liberty Revenue (4 World
Trade Center Project)) (Liquidity
Facility; Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.61	9/7/16	3,375,000[a,b,c]		3,375,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 97.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 97.4% (continued)
Tompkins County Industrial Development
Agency,
Civic Facility Revenue (Community
Development Properties Ithaca, Inc.
Project) (LOC; M&T Trust)	0.66	9/7/16	5,300,000 [a]	5,300,000
Tonawanda,
GO Notes, BAN (Various Purposes)	2.00	9/1/16	4,500,000	4,500,000
Westchester County Industrial
Development Agency,
Civic Facility Revenue (Westchester
Arts Council, Inc. Project) (LOC; Wells
Fargo Bank)	0.61	9/7/16	2,405,000 [a]	2,405,000

Total Investments (cost $192,660,050)			97.4%	192,660,050
Cash and Receivables (Net)			2.6%	5,069,445
Net Assets			100.0%	197,729,495

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to
$5,175,000 or 2.62% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General New York AMT-Free Municipal Money Market Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	192,660,050
Level 3 - Significant Unobservable Inputs	-
Total	192,660,050

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York AMT-Free Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)